Shareholder Fees - AB GLOBAL REAL ESTATE INVESTMENT FUND, INC.	Feb. 26, 2021
Class A
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%
Maximum Deferred Sales Charge (as a percentage)	none	[1]
Exchange Fee (as a percentage of Amount Redeemed)	none
Class C
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[2]
Exchange Fee (as a percentage of Amount Redeemed)	none
Advisor Class
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none
Exchange Fee (as a percentage of Amount Redeemed)	none
Class R
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none
Exchange Fee (as a percentage of Amount Redeemed)	none
Class K
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none
Exchange Fee (as a percentage of Amount Redeemed)	none
Class I
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none
Exchange Fee (as a percentage of Amount Redeemed)	none

[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.
[2]	For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after eight years.